Summarized Segment Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	₨ 593,527.4	$ 7,872.8	₨ 507,505.6	₨ 423,150.6
Less: Provision for credit losses	117,621.9	1,560.2	72,279.3	59,397.8
Net interest revenue, after provision for credit losses	475,905.5	6,312.6	435,226.3	363,752.8
Non-interest revenue	198,219.0	2,629.4	160,122.2	144,607.0
Non-interest expense	(308,280.5)	(4,089.2)	(255,389.5)	(231,253.4)
Income before income tax expense	365,844.0	4,852.8	339,959.0	277,106.4
Income tax expense	105,480.0	1,399.1	119,393.5	98,272.5
Segment assets:
Segment total assets	15,961,889.1		13,280,073.6	11,367,308.8	$ 211,724.1
Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	593,527.4	$ 7,872.8	507,505.6	423,150.6
Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	0.0		0.0	0.0
Retail Banking
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	483,083.2		399,016.2	344,888.5
Less: Provision for credit losses	104,516.8		64,051.0	52,577.1
Net interest revenue, after provision for credit losses	378,566.4		334,965.2	292,311.4
Non-interest revenue	161,890.1		138,783.0	122,582.6
Non-interest expense	(278,605.8)		(230,726.5)	(210,257.2)
Income before income tax expense	261,850.7		243,021.7	204,636.8
Segment assets:
Segment total assets	8,353,762.3		7,432,733.8	6,351,601.7
Retail Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	356,017.3		336,677.1	279,198.3
Retail Banking | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	127,065.9		62,339.1	65,690.2
Wholesale Banking
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	103,723.3		96,242.2	71,770.2
Less: Provision for credit losses	13,105.1		8,228.3	6,820.7
Net interest revenue, after provision for credit losses	90,618.2		88,013.9	64,949.5
Non-interest revenue	36,059.1		23,789.6	12,674.1
Non-interest expense	(27,774.0)		(22,744.8)	(19,792.1)
Income before income tax expense	98,903.3		89,058.7	57,831.5
Segment assets:
Segment total assets	5,933,391.4		4,732,290.7	4,140,606.7
Wholesale Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	204,725.8		140,085.0	120,341.3
Wholesale Banking | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	(101,002.5)		(43,842.8)	(48,571.1)
Treasury Services
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	6,720.9		12,247.2	6,491.9
Less: Provision for credit losses	0.0		0.0	0.0
Net interest revenue, after provision for credit losses	6,720.9		12,247.2	6,491.9
Non-interest revenue	269.8		(2,450.4)	9,350.3
Non-interest expense	(1,900.7)		(1,918.2)	(1,204.1)
Income before income tax expense	5,090.0		7,878.6	14,638.1
Segment assets:
Segment total assets	1,674,735.4		1,115,049.1	875,100.4
Treasury Services | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	32,784.3		30,743.5	23,611.0
Treasury Services | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	₨ (26,063.4)		₨ (18,496.3)	₨ (17,119.1)